Goodwill, Other Intangible Assets and Intangible Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Goodwill and other intangible assets consisted of the following (in thousands):

	December 31, 2015			December 28, 2014
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Other intangible assets subject to amortization (1)
Affiliate relationships (useful life of 16 years)	$212,000	$(39,750)	$172,250	$212,000	$(26,500)	$185,500
Advertiser relationships (useful life of 8 years)	168,000	(63,000)	105,000	168,000	(42,000)	126,000
Network affiliation agreements (useful life of 5 to 16 years)	362,000	(92,113)	269,887	362,000	(50,485)	311,515
Retransmission consent agreements (useful life of 7 to 12 years)	830,100	(196,955)	633,145	830,100	(106,897)	723,203
Other customer relationships (useful life of 3 to 16 years)	114,827	(23,315)	91,512	99,528	(12,632)	86,896
Content Databases (useful lives of 5 to 16)	134,299	(23,623)	110,676	122,400	(13,001)	109,399
Other technology (useful life of 4 to 10 years)	47,011	(9,733)	37,278	41,385	(4,022)	37,363
Trade names and trademarks (useful life of 3 to 15 years)	13,853	(1,625)	12,228	9,300	(597)	8,703
Other (useful life of 3 to 11 years)	16,337	(5,514)	10,823	10,770	(2,955)	7,815
Total	$1,898,427	$(455,628)	1,442,799	$1,855,483	$(259,089)	1,596,394
Other intangible assets not subject to amortization
FCC licenses			782,600			786,600
Trade name			14,800			14,800
Total other intangible assets, net			2,240,199			2,397,794
Goodwill
Television and Entertainment			3,220,300			3,601,300
Digital and Data			341,512			316,836
Total goodwill			3,561,812			3,918,136
Total goodwill and other intangible assets			$5,802,011			$6,315,930

Schedule of Changes of Finite-Lived Intangible Assets, Indefinite-Lived Intangible Assets, and Goodwill
The changes in the carrying amounts of intangible assets during the years ended December 31, 2015 and December 28, 2014 were as follows (in thousands):

	Television and Entertainment	Digital and Data	Discontinued Operations	Total
Other intangible assets subject to amortization
Balance as of December 29, 2013	$1,551,599	$103,062	$28,682	$1,683,343
Acquisitions (1)	—	161,900	17,009	178,909
Amortization (2)	(198,441)	(21,255)	(4,191)	(223,887)
Balance sheet reclassifications (3)	(291)	—	—	(291)
Distributed in Publishing Spin-off	—	—	(41,500)	(41,500)
Foreign currency translation adjustment	—	(180)	—	(180)
Balance as of December 28, 2014	$1,352,867	$243,527	$—	$1,596,394
Acquisitions (1)	—	49,100	—	49,100
Amortization (2)	(167,321)	(29,314)	—	(196,635)
Balance sheet reclassifications (3)	(331)	—	—	(331)
Foreign currency translation adjustment	—	(5,729)	—	(5,729)
Balance as of December 31, 2015	$1,185,215	$257,584	$—	$1,442,799

Other intangible assets not subject to amortization
Balance as of December 29, 2013	$801,400	$—	$31,800	$833,200
Distributed in Publishing Spin-off	—	—	(31,800)	(31,800)
Balance as of December 28, 2014	$801,400	$—	$—	$801,400
Impairment charge	(4,000)	—	—	(4,000)
Balance as of December 31, 2015	$797,400	$—	$—	$797,400

Goodwill
Balance as of December 29, 2013	$3,601,300	$198,565	$15,331	$3,815,196
Acquisitions (1)	—	118,378	20,119	138,497
Distributed in Publishing Spin-off	—	—	(35,450)	(35,450)
Foreign currency translation adjustment	—	(107)	—	(107)
Balance as of December 28, 2014	$3,601,300	$316,836	$—	$3,918,136
Acquisitions (1)	—	30,616	—	30,616
Foreign currency translation adjustment	—	(5,940)	—	(5,940)
Impairment charge	(381,000)	—	—	(381,000)
Balance as of December 31, 2015	$3,220,300	$341,512	$—	$3,561,812
Total goodwill and other intangible assets as of December 31, 2015	$5,202,915	$599,096	$—	$5,802,011

(1)
Acquisitions include the purchase of certain intellectual property on July 1, 2015 for $5 million which will be amortized over a three year period. See Note 5 for additional information regarding other acquisitions.

(2)
Amortization of intangible assets includes $1 million related to lease contract intangible assets and is recorded in cost of sales or selling, general and administrative expense, if applicable, in the Consolidated Statements of Operations.

(3)	Represents net reclassifications which are reflected as an increase to broadcast rights assets in the Consolidated Balance Sheets at December 31, 2015 and December 28, 2014.

Schedule of Finite-Lived Intangible Liabilities
The Company’s intangible liabilities subject to amortization consisted of the following (in thousands):

	December 31, 2015			December 28, 2014
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Intangible liabilities subject to amortization
Broadcast rights intangible liabilities	$80,440	$(66,729)	$13,711	$102,373	$(68,059)	$34,314
Lease contract intangible liabilities	209	(148)	61	209	(98)	111
Total intangible liabilities subject to amortization	$80,649	$(66,877)	$13,772	$102,582	$(68,157)	$34,425

Schedule of Changes of Finite-Lived Intangible Liabilities
The net changes in the carrying amounts of intangible liabilities during 2014 and 2015 were as follows (in thousands):

	Television and Entertainment	Discontinued Operations	Total
Intangible liabilities subject to amortization
Balance at December 29, 2013	$193,402	$328	$193,730
Amortization	(37,351)	(94)	(37,445)
Balance sheet reclassifications (1)	(121,626)	—	(121,626)
Distributed in Publishing Spin-off	—	(234)	(234)
Balance at December 28, 2014	$34,425	$—	$34,425
Amortization	(16,385)	—	(16,385)
Balance sheet reclassifications (1)	(4,268)	—	(4,268)
Balance at December 31, 2015	$13,772	$—	$13,772

(1)	Represents net reclassifications which are reflected as a reduction of broadcast rights assets in the Company’s Consolidated Balance Sheet at December 31, 2015.